Submission	Feb. 20, 2025
Submission [Line Items]
Central Index Key	0000350698
Registrant Name	AutoNation, Inc.
Registration File Number	333-284995
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES